SHARE-BASED COMPENSATION (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation recorded by Group
Income tax benefit recognized in the statements of operations for share-based compensation	$ 0	$ 0	$ 0
Selling and marketing expenses
Share-based compensation recorded by Group
Share-based compensation	562,000	448,000	121,000
Research and development expenses
Share-based compensation recorded by Group
Share-based compensation	1,580,000	1,628,000	572,000
General and administrative expenses
Share-based compensation recorded by Group
Share-based compensation	8,755,000	3,447,000	2,105,000
Stock Options
Share-based compensation recorded by Group
Share-based compensation	10,897,000	5,523,000	2,798,000
Employee stock options
Share-based compensation recorded by Group
Share-based compensation	9,248,000	4,606,000	2,714,000
Non-employee options
Share-based compensation recorded by Group
Share-based compensation	$ 694,000	$ 662,000	$ 8,000